Expense Example, No Redemption (Vanguard LifeStrategy Growth Fund Annuity:)	Vanguard LifeStrategy Growth Fund Vanguard LifeStrategy Growth Fund - Investor Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	17
3 YEAR	55
5 YEAR	96
10 YEAR	217